Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Changes In Ownership Interests And The Effect On Stockholders' Equity

A summary of these changes in ownership interests and the effect on stockholders’ equity for the periods presented was as follows for the years ended December 31:

(Amounts in millions)	2011	2010	2009
Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$49	$52	$(504)
Transfers to the noncontrolling interests:
Decrease in Genworth Financial, Inc.’s additional paid-in capital for initial sale of Genworth Canada shares to noncontrolling interests	—	—	(73)
Decrease in Genworth Financial, Inc.’s additional paid-in capital for additional sale of Genworth Canada shares to noncontrolling interests	—	—	(3)

Net transfers to noncontrolling interests	—	—	(76)

Change from net income (loss) available to Genworth Financial, Inc.’s common stockholders and transfers to noncontrolling interests	$49	$52	$(580)